Organization and Business Description (Details)	Jul. 24, 2025 USD ($) $ / shares shares	Jul. 08, 2025 $ / shares shares	Jul. 07, 2025 $ / shares shares	Jun. 14, 2024 HKD ($) shares	Mar. 25, 2024 $ / shares shares	Mar. 21, 2024 $ / shares shares	Feb. 29, 2024 $ / shares shares	Feb. 21, 2024 shares	Jun. 14, 2024 $ / shares
Organization and Business Description [Line Items]
Number of ordinary shares							1	1
Ordinary share per value (in Dollars per share) | $ / shares	$ 4	$ 4	$ 4				$ 0.0001
Purchased from controlling shareholders shares						20
Aggregate consideration price per share | (per share)					$ 0.0002	$ 20
Owned by controlling shareholders shares					1
Ordinary shares issued		1,500,000
Aggregate consideration (in Dollars) | $				$ 640,000
Additional issuance shares	225,000		225,000	1,000,000
Option days			45
Gross proceeds (in Dollars) | $	$ 6,900,000
Fung & Tun Limited [Member]
Organization and Business Description [Line Items]
Purchased from controlling shareholders shares					2
Aggregate consideration price per share | $ / shares					$ 0.0002
Vision Win Enterprises Limited [Member]
Organization and Business Description [Line Items]
Percentage of share capital issue				4.00%
Main Works International Limited [Member]
Organization and Business Description [Line Items]
Percentage of share capital issue				4.00%
Masonglory [Member]
Organization and Business Description [Line Items]
Purchased from controlling shareholders shares					2
Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares issued				500,000
Ordinary Shares [Member] | Fung & Tun Limited [Member]
Organization and Business Description [Line Items]
Ordinary share per value (in Dollars per share) | $ / shares									$ 0.0001
Ordinary shares issued				11,499,998
Mr. SF Tse [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ownership interest percentage									100.00%
Mr. TT Tse [Member]
Organization and Business Description [Line Items]
Ownership interest percentage									92.00%
Mr. TT Tse [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ownership interest percentage									92.00%